Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of June 2015

Collection Period Start	24-Jun-15	Distribution Date	15-Jul-15
Collection Period End	30-Jun-15	30/360 Days	21
Beg. of Interest Period	24-Jun-15	Actual/360 Days	21
End of Interest Period	15-Jul-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	892,857,285.72	877,405,026.59	0.9826935
Total Securities		892,857,285.72	892,857,285.72	877,405,026.59	0.9826935
Class A-1 Notes	0.400000%	91,000,000.00	91,000,000.00	75,547,740.87	0.8301950
Class A-2a Notes	0.990000%	135,000,000.00	135,000,000.00	135,000,000.00	1.0000000
Class A-2b Notes	0.537000%	197,000,000.00	197,000,000.00	197,000,000.00	1.0000000
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,452,259.13	21,233.33	169.8050454	0.2333333
Class A-2a Notes	0.00	77,962.50	0.0000000	0.5775000
Class A-2b Notes	0.00	61,710.25	0.0000000	0.3132500
Class A-3 Notes	0.00	205,800.00	0.0000000	0.8166667
Class A-4 Notes	0.00	69,125.00	0.0000000	0.9216667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	15,452,259.13	435,831.08

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,821,716.57
Monthly Interest				3,658,486.21
Total Monthly Payments				15,480,202.78

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				949,038.02
Aggregate Sales Proceeds Advance				589,383.33
Total Advances				1,538,421.35

Vehicle Disposition Proceeds:
Reallocation Payments				212,673.42
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,816,481.98
Excess Wear and Tear and Excess Mileage				4,361.06
Remaining Payoffs				0.00
Net Insurance Proceeds				693,352.06
Residual Value Surplus				6,077.51
Total Collections				22,751,570.16

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	153,482.75			9
Involuntary Repossession	-			-
Voluntary Repossession	-			-
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		688,281.41		35
Customer Payoff			-	-
Grounding Dealer Payoff			3,488,896.41	143
Dealer Purchase			1,237,384.32	54
Total	153,482.75	688,281.41	4,726,280.73	241

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of June 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,755	1,066,401,011.74	7.00000%	892,857,285.72
Total Depreciation Received		(13,285,383.03)		(9,925,827.97)
Principal Amount of Gross Losses	(39)	(803,894.84)		(682,425.44)
Repurchase / Reallocation	-	-		-
Early Terminations	(5)	(149,445.29)		(119,523.35)
Scheduled Terminations	(234)	(5,418,163.12)		(4,724,482.37)
Pool Balance - End of Period	44,477	1,046,744,125.46		877,405,026.59

Remaining Pool Balance
Lease Payment				343,555,191.53
Residual Value				533,849,835.06
Total				877,405,026.59

III. DISTRIBUTIONS

Total Collections					22,751,570.16
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					22,751,570.16

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					744,047.74
Servicing Fee Paid					744,047.74
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					744,047.74

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					21,233.33

Class A-1 Notes Monthly Interest Paid					21,233.33
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					77,962.50

Class A-2 Notes Monthly Interest Paid					77,962.50
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					61,710.25

Class A-2 Notes Monthly Interest Paid					61,710.25
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					205,800.00

Class A-3 Notes Monthly Interest Paid					205,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of June 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	69,125.00

Class A-4 Notes Monthly Interest Paid	69,125.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	435,831.08
Total Note and Certificate Monthly Interest Paid	435,831.08
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	21,571,691.34

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	15,452,259.13

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	15,452,259.13
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,119,432.21

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of June 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,286.43
Required Reserve Account Amount		13,392,859.29
Beginning Reserve Account Balance		4,464,286.43
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		4,464,286.43
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,119,432.21
Gross Reserve Account Balance		10,583,718.64
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		10,583,718.64

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.08
Monthly Prepayment Speed		47%
Lifetime Prepayment Speed		47%

	$	units
Recoveries of Defaulted and Casualty Receivables	693,352.06
Securitization Value of Gross Losses and Casualty Receivables	682,425.44	39
Aggregate Defaulted and Casualty Gain (Loss)	10,926.62
Pool Balance at Beginning of Collection Period	892,857,285.72
Net Loss Ratio	0.0012%

Cumulative Net Losses for all Periods	-0.0012%	(10,926.62)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,418,608.42	117
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,418,608.42	117
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	153,482.75	9
Securitization Value	197,815.05
Aggregate Residual Gain (Loss)	(44,332.30)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	153,482.75	9
Cumulative Securitization Value	197,815.05
Cumulative Residual Gain (Loss)	(44,332.30)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		589,383.33
Ending Balance of Residual Advance		589,383.33

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		949,038.02
Ending Balance of Payment Advance		949,038.02

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No